SCHEDULE OF OPTION ACTIVITY (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Number of Options Outstanding, Beginning	22,620
Weighted Average Exercise Price Outstanding, Beginning	$ 46.50
Intrinsic Value Outstanding, Beginning
Number of Options, Granted		22,620
Weighted Average Exercise Price, Granted	$ 0	$ 46.50
Number of Options, Exercised
Weighted Average Exercise Price, Exercised	$ 0	$ 0
Number of Options, Forfeited
Weighted Average Exercise Price, Forfeited	$ 0	$ 0
Number of Options Outstanding, Ending	22,620	22,620
Weighted Average Exercise Price Outstanding, Ending	$ 46.50	$ 46.50
Weighted Average Remaining Life In Years, Outstanding	4 years 3 months	4 years 9 months 18 days
Intrinsic Value Outstanding, Ending
Number of Options Exercisable Ending	22,070	15,670
Weighted Average Exercise Price, Exercisable Ending	$ 46.50	$ 46.50
Weighted Average Remaining Life In Years, Exercisable	4 years 3 months	4 years 9 months 18 days
Intrinsic Value Outstanding, Exercisable Ending